Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

We use SaaS based information technology (IT) systems/services which are provided by reputable vendors, our IT environment is audited by third party IT auditors for IT risk management regularly. The Company takes care of access management and related threats. Logs, threats, and alerts are monitored and dealt with by the Company on a regular basis. All system/services being used (Microsoft (email/SharePoint/teams) are all cloud-based provided by reputable cloud vendors and their IT environments are audited by third party auditors for IT risk management. Information is analyzed on potential threats to the organization, identifying what threats each of our IT assets may face and from where those may originate. All server level threats are taken care of by systems providers under SaaS model. There were no cyber-attacks, virus infection or security breach during the prior fiscal year. The Company is not aware of or been informed of instances of noncompliance with any regulatory requirements associated with IT. The information system has not experienced a significant loss of data that could not be restored from backup systems.

Our interim CEO is responsible for assessing and managing cybersecurity risks, through her general oversight of our company and its IT service provider that manages our IT, but she does not have specific cybersecurity expertise. The Company does not have a specific Information Technology Policy that would, among other things, govern and provide for cybersecurity policies and processes, including to define safety measures to protect the Company’s confidentiality, integrity and availability of data and other intellectual property, or to define the manner in which information is stored, saved and routed in the Company’s network, as a result of the transition of the Company’s business focus and lack of material day to day operations at this time. The Board and management believe cybersecurity represents an important component of the Company’s overall approach to risk management and oversight, especially as the Company moves towards commercialization of its planned cannabis products and potentially the business of First Towers and Fiber Corp.

The Company has not incurred any material expenses over the last two years relating to information security breaches. The occurrence of cyber-incidents, or a deficiency in our cybersecurity or in those of any of our third-party service providers could negatively impact our business by causing a disruption to our operations, a compromise or corruption of our confidential information and systems, or damage to our business relationships or reputation, all of which could negatively impact our business and results of operations. There can be no assurance that the Company’s third-party vendors’ and service providers’ cybersecurity risk management processes, including their policies, controls or procedures, will be fully implemented, complied with or effective in protecting the Company’s systems and information.

Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our interim CEO is responsible for assessing and managing cybersecurity risks, through her general oversight of our company and its IT service provider that manages our IT, but she does not have specific cybersecurity expertise.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true